UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq. Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

     Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

VARIABLE ANNUITY PORTFOLIOS

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

FORM N-Q
MARCH 31, 2005

ITEM 1.       SCHEDULE OF INVESTMENTS

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2005
SHARES	SECURITY	VALUE

COMMON STOCK - 96.3%

CONSUMER DISCRETIONARY - 12.6%
Hotels, Restaurants & Leisure - 3.1%
8,340	CBRL Group, Inc.	$344,442
6,600	Ctrip.com International Ltd., ADR (a)	249,810
6,400	Domino's Pizza, Inc.	119,616
625	Elong Inc., ADR (a)	5,625
10,485	Station Casinos, Inc.	708,262
17,500	The Steak 'n Shake Co. (a)	338,625

		1,766,380

Leisure Equipment & Products - 1.5%
25,430	Marvel Enterprises, Inc. (a)	508,600
10,400	SCP Pool Corp.	331,344

		839,944

Media - 3.0%
15,780	Citadel Broadcasting Co. (a)	216,659
7,400	DreamWorks Animation SKG, Inc., Class A shares (a)	301,254
16,000	R.H. Donnelley Corp. (a)	929,440
25,624	UnitedGlobalCom, Inc., Class A shares (a)	242,403

		1,689,756

Specialty Retail - 4.3%
13,700	AnnTaylor Stores Corp. (a)	350,583
13,300	Cabela's Inc., Class A shares (a)	274,379
25,900	Gymboree Corp. (a)	324,786
11,010	Linens 'n Things, Inc. (a)	273,378
9,400	The Men's Wearhouse, Inc. (a)	396,774
12,500	Regis Corp.	511,625
14,310	West Marine, Inc. (a)	304,231

		2,435,756

Textiles & Apparel - 0.7%
9,500	Reebok International Ltd.	420,850

	TOTAL CONSUMER DISCRETIONARY	7,152,686

CONSUMER STAPLES - 2.4%
Food & Drug Retailing - 0.9%
8,700	The Pantry, Inc. (a)	269,439
8,000	United Natural Foods, Inc. (a)	229,040

		498,479

Food Products - 0.5%
15,610	Hain Celestial Group, Inc. (a)	290,970

Household Products - 0.4%
13,000	Prestige Brands Holdings Inc. (a)	229,450

Personal Products - 0.6%
16,200	Nu Skin Enterprises, Inc., Class A shares	364,662

	TOTAL CONSUMER STAPLES	1,383,561

ENERGY - 6.3%
Energy Equipment & Services - 4.0%
2,500	Atwood Oceanics, Inc. (a)	166,350
4,500	CARBO Ceramics Inc.	315,675
34,800	Grey Wolf, Inc. (a)	228,984
35,940	Key Energy Services, Inc. (a)	412,231
24,800	Pioneer Drilling Co. (a)	341,496
9,200	Superior Energy Services, Inc. (a)	158,240
4,807	Todco, Class A shares (a)	124,213
6,600	Universal Compression Holdings, Inc. (a)	249,942
8,900	Veritas DGC, Inc. (a)	266,644

		2,263,775

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited)(continued)	March 31, 2005
SHARES	SECURITY	VALUE

Oil & Gas - 2.4%
3,700	Cheniere Energy, Inc. (a)	$238,687
7,900	Comstock Resources, Inc. (a)	227,046
5,500	Edge Petroleum Corp. (a)	91,080
5,800	Encore Acquisition Co. (a)	239,540
7,900	OPTI Canada, Inc. (a)	171,107
10,330	Plains Exploration & Production Co. (a)	360,517

		1,327,977

	TOTAL ENERGY	3,591,752

FINANCIALS - 9.8%
Banks - 3.6%
1,800	City National Corp.	125,676
12,750	Cullen/Frost Bankers, Inc.	575,663
5,930	Downey Financial Corp.	364,873
9,510	East-West Bancorp, Inc.	351,109
3,857	UCBH Holdings, Inc.	153,894
8,730	Westamerica Bancorp	451,952

		2,023,167

Diversified Financials - 1.0%
5,755	Affiliated Managers Group, Inc. (a)	356,983
3,880	Investors Financial Services Corp.	189,771

		546,754

Insurance - 2.4%
3,560	Aspen Insurance Holdings Ltd.	89,747
10,850	IPC Holdings, Ltd.	426,188
4,700	PartnerRe Ltd.	303,620
3,811	Platinum Underwriters Holdings, Ltd.	113,187
26,700	Universal American Financial Corp. (a)	461,910

		1,394,652

Real Estate - 2.8%
4,169	Alexandria Real Estate Equities, Inc.	268,400
22,830	American Financial Realty Trust	334,003
8,620	Ashford Hospitality Trust	87,924
3,840	BioMed Realty Trust, Inc.	79,104
1,107	Centerpoint Properties Trust	45,387
6,412	Cousins Properties, Inc.	165,878
5,050	Gramercy Capital Corp. (a)	98,475
10,385	PS Business Parks, Inc.	418,516
4,368	United Dominion Realty Trust, Inc.	91,160

		1,588,847

	TOTAL FINANCIALS	5,553,420

HEALTHCARE - 19.2%
Biotechnology - 7.2%
14,900	Arena Pharmaceuticals, Inc. (a)	75,245
12,400	ICOS Corp. (a)	278,504
28,440	InterMune Inc. (a)	312,840
5,200	MannKind Corp. (a)	73,996
42,000	Nektar Therapeutics (a)	585,480
44,510	NPS Pharmaceuticals, Inc. (a)	561,716
79,230	Transkaryotic Therapies, Inc. (a)	1,977,977
27,800	ViaCell, Inc. (a)	209,612

		4,075,370

Healthcare Equipment & Supplies - 5.0%
25,303	Advanced Medical Optics, Inc. (a)	916,221
12,470	Cytyc Corp. (a)	286,935
33,370	DJ Orthopedics, Inc. (a)	835,919
21,700	Kyphon, Inc. (a)	546,189
10,900	Wright Medical Group, Inc. (a)	261,600

		2,846,864

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited)(continued)	March 31, 2005
SHARES	SECURITY	VALUE

Healthcare Providers & Services - 4.4%
9,000	Health Net Inc. (a)	$294,390
29,100	LifePoint Hospitals, Inc. (a)	1,275,744
13,000	PacifiCare Health Systems, Inc. (a)	739,960
5,700	WellCare Health Plans Inc. (a)	173,622

		2,483,716

Pharmaceuticals - 2.7%
5,500	American Pharmaceutical Partners, Inc. (a)	284,570
8,300	Andrx Corp. (a)	188,161
11,200	Impax Laboratories, Inc. (a)	179,200
65,800	Inspire Pharmaceuticals, Inc. (a)	536,928
31,710	Ista Pharmaceuticals, Inc. (a)	313,295

		1,502,154

	TOTAL HEALTHCARE	10,908,104

INDUSTRIALS - 6.6%
Commercial Services & Supplies - 2.4%
76,070	ActivCard Corp. (a)	483,044
36,660	CSG Systems International, Inc. (a)	597,191
15,200	Wright Express Corp. (a)	259,920

		1,340,155

Construction & Engineering - 1.8%
17,520	Chicago Bridge & Iron Co. N.V. - NY shares	771,405
18,900	KFx, Inc. (a)	253,260

		1,024,665

Machinery - 0.6%
16,280	Stewart & Stevenson Services, Inc.	372,649

Trading Companies & Distributors - 1.8%
33,930	MSC Industrial Direct Co., Inc., Class A shares	1,036,901

	TOTAL INDUSTRIALS	3,774,370

INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 7.8%
473,320	ADC Telecommunications, Inc. (a)	941,907
107,930	Arris Group, Inc. (a)	745,796
12,619	Avocent Corp. (a)	323,803
24,000	Foundry Networks, Inc. (a)	237,600
8,000	InPhonic, Inc. (a)	181,720
34,600	Polycom, Inc. (a)	586,470
77,000	Sonus Networks, Inc. (a)	326,480
67,387	Tekelec (a)	1,074,149

		4,417,925

Computers & Peripherals - 2.1%
46,290	Electronics for Imaging, Inc. (a)	825,814
33,700	Novatel Wireless, Inc. (a)	362,275

		1,188,089

Electronic Equipment & Instruments - 1.2%
28,800	Dolby Laboratories Inc. (a)	676,800

Internet Software & Services - 7.6%
36,700	Akamai Technologies, Inc. (a)	467,191
48,680	Digitas, Inc. (a)	491,668
15,300	JAMDAT Mobile, Inc. (a)	263,772
21,030	RADWARE Ltd. (a)	493,574
41,100	SINA Corp. (a)	1,276,566
48,800	Sohu.com, Inc. (a)	857,904
88,000	webMethods, Inc. (a)	482,240

		4,332,915

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited)(continued)	March 31, 2005
SHARES	SECURITY	VALUE

IT Consulting & Services - 1.3%
3,700	BearingPoint, Inc. (a)	$32,449
11,200	Ness Technologies, Inc. (a)	134,176
15,690	ProQuest Co. (a)	567,194

		733,819

Semiconductor Equipment & Products - 5.2%
141,700	Applied Micro Circuits Corp. (a)	466,193
30,500	ASE Test Ltd (a)	154,940
23,300	Integrated Device Technology, Inc. (a)	280,299
57,700	Micrel, Inc. (a)	531,994
103,300	RF Micro Devices, Inc. (a)	539,226
615,150	Zarlink Semiconductor, Inc. (a)	984,240

		2,490,699

Software - 4.9%
9,600	Hyperion Solutions Corp. (a)	423,456
20,400	Informatica Corp. (a)	168,708
34,400	NetIQ Corp. (a)	393,192
63,500	ScanSoft, Inc. (a)	236,220
82,200	SkillSoft PLC, ADR (a)	302,496
98,179	TIBCO Software, Inc. (a)	731,434
32,000	The9 Limited, ADR (a)	549,440

		2,804,946

	TOTAL INFORMATION TECHNOLOGY	16,645,193

MATERIALS - 4.5%
Chemicals - 2.7%
7,630	Cytec Industries, Inc.	413,928
100	Georgia Gulf Corp.	4,598
13,310	Minerals Technologies, Inc.	875,532
4,940	The Valspar Corp.	229,908

		1,523,966

Metals & Mining - 1.8%
7,900	Alpha Natural Resources, Inc. (a)	226,493
15,430	Apex Silver Mines Ltd. (a)	247,189
21,560	Compass Minerals International, Inc.	548,702

		1,022,384

	TOTAL MATERIALS	2,546,350

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.9%
87,040	Cincinnati Bell Inc. (a)	369,920
41,670	Citizens Communications Co.	539,210
3,860	Commonwealth Telephone Enterprises, Inc. (a)	181,960

		1,091,090

Wireless Telecommunication Services - 2.9%
8,300	Crown Castle International Corp. (a)	133,298
3,400	Linktone Ltd., ADR (a)	24,718
14,900	Nextel Partners, Inc., Class A shares (a)	327,204
17,880	Spectrasite, Inc. (a)	1,036,504
26,800	US Unwired, Inc. (a)	112,560

		1,634,284

	TOTAL TELECOMMUNICATION SERVICES	2,725,374

	TOTAL COMMON STOCK
	(Cost - $52,884,740)	54,280,810

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT - 5.5%
$3,105,000	Interest in $1,051,803,000 joint tri-party repurchase agreement dated 3/31/05
	with Bank of America, dated 3/31/05, 2.850% due 4/1/05; Proceeds at maturity - $3,105,246
	(Fully collateralized by various U.S. government agencies obligations,
	0.000% to 7.000% due 5/10/05 to 3/24/25, Market value - $3,167,102)
	(Cost - $3,105,000)	$3,105,000

	TOTAL INVESTMENTS - 101.8%
	(Cost - $55,989,740*)	57,385,810
	Liabilities in Excess of Other Assets - (1.8)%	(995,631)

	TOTAL NET ASSETS - 100.0%	$56,390,179

(a)	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Small Cap Growth Opportunities Portfolio (the “Fund”) a series of Variable Annuity Portfolios (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities for which no sales price were reported and debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

(d) Security Transactions. Security transactions are recorded on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,637,002
Gross unrealized depreciation	(3,774,739)

Net unrealized appreciation	$1,862,263

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	May 27, 2005